Document And Entity Information	6 Months Ended
Jan. 31, 2014
Document Information [Line Items]
Document Type	S-4
Amendment Flag	true
Document Period End Date	Jan. 31, 2014
Entity Registrant Name	EON COMMUNICATIONS CORP
Entity Central Index Key	0001084752
Entity Filer Category	Smaller Reporting Company
Amendment Description	This Amendment No. 1 (the “Amendment”) amends the Registration Statement on Form S-4 filed by the eOn Communications Corporation with the Securities and Exchange Commission on February 7, 2014. This Amendment is being filed to provide additional disclosures and updates to the financial statements contained herein.